Summary of Significant Accounting Policies - Geographic Information for Property and Equipment, Net of Accumulated Depreciation (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Segment	Jun. 30, 2018 USD ($)	Dec. 31, 2016 USD ($)
Accounting Policies [Abstract]
Number of operating segment | Segment	1
Property, Plant and Equipment [Line Items]
Total property and equipment, net	$ 5,469	$ 5,919	$ 10,219
United States
Property, Plant and Equipment [Line Items]
Total property and equipment, net	751		920
China
Property, Plant and Equipment [Line Items]
Total property and equipment, net	$ 4,718		$ 9,299